Loans and Allowance for Loan Losses and Credit Quality (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age Analysis of Past Due Loans
30-59 Days Past Due	$ 2,318	$ 1,339
60-89 Days Past Due	149	215
Greater Than 90 Days	3,014	4,711
Total Past Due	5,481	6,265
Current	271,954	264,982
Total Loans	277,435	271,247
Recorded Investment > 90 Days and Accruing	171	3
Commercial [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	261	188
60-89 Days Past Due	4	5
Greater Than 90 Days	110	77
Total Past Due	375	270
Current	27,679	21,486
Total Loans	28,054	21,756
Recorded Investment > 90 Days and Accruing
Commercial real estate [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	135	66
60-89 Days Past Due		24
Greater Than 90 Days	1,198	288
Total Past Due	1,333	378
Current	84,950	85,915
Total Loans	86,283	86,293
Recorded Investment > 90 Days and Accruing
Consumer [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	427	417
60-89 Days Past Due	58	93
Greater Than 90 Days	83	49
Total Past Due	568	559
Current	47,666	46,633
Total Loans	48,234	47,192
Recorded Investment > 90 Days and Accruing		3
Residential [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	1,495	668
60-89 Days Past Due	87	93
Greater Than 90 Days	1,623	4,297
Total Past Due	3,205	5,058
Current	111,659	110,948
Total Loans	114,864	116,006
Recorded Investment > 90 Days and Accruing	$ 171